Financial Instruments, Risk Management and Capital Management - Summary of Demonstrates the Sensitivity of Loss Before Tax (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2022 RUB (₽)
Interest rate, measurement input [member]
Disclosure In Tabular Form Of Sensitivity Analysis Of Fair Value Measurement Of Derivatives In Respect Of Credit Facility In Which Inputs Are Changed Individually [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	50.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	₽ 169
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	₽ 169
Derivatives [member] | Interest rate, measurement input [member]
Disclosure In Tabular Form Of Sensitivity Analysis Of Fair Value Measurement Of Derivatives In Respect Of Credit Facility In Which Inputs Are Changed Individually [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	100.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	100.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	₽ 82
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	₽ (79)
Derivatives [member] | MOSCOW EXCHANGE - ALL MARKETS [Member] | Historical volatility for shares, measurement input [member]
Disclosure In Tabular Form Of Sensitivity Analysis Of Fair Value Measurement Of Derivatives In Respect Of Credit Facility In Which Inputs Are Changed Individually [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	₽ (465)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	₽ 461
Derivatives [member] | MOSCOW EXCHANGE - ALL MARKETS [Member] | Future Volatility Of Shares [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Of Fair Value Measurement Of Derivatives In Respect Of Credit Facility In Which Inputs Are Changed Individually [Line Items]
Percentage of reasonably possible increase in unobservable input liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, before tax, liabilities	₽ (285)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, before tax, liabilities	₽ 381